Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000240872 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000240872 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161175 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161175 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161180 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161180 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161177 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161177 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161178 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161178 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161176 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161176 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000161786 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000161786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000166882 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000166882 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000166882 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000166883 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000166883 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000166883 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000237844 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000237844 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237844 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025196 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025196 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025196 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025201 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025201 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025201 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025198 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025198 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025198 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025199 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025199 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025200 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025200 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025200 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000025197 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000025197 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000025197 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000088802 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000088802 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000088802 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000088803 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000088803 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000088803 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000088804 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000088804 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000088804 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000167141 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000167141 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000167141 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000214495 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000214495 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000214495 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000229775 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000229775 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000229775 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000229774 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.30%
C000229774 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000229774 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000240871 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025309 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025314 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025311 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025312 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025313 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025310 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000088822 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000088823 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000229777 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000229776 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000260398 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000025302 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025302 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025307 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025307 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025304 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025304 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025305 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025305 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025306 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025306 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025303 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000025303 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000088821 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000088821 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000088819 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000088819 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000088820 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000088820 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000025203 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000025208 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000025205 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000025206 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000025207 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000025204 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000088805 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000088806 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000264902 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000264902 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000166000 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166000 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000166000 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000166000 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166000 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166000 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166000 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166000 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166000 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166001 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166001 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000166001 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000166001 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166001 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166001 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166001 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166001 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166001 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240873 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000240873 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000240873 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000240873 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000240873 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000240873 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000240873 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000240873 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000240873 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161182 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000161182 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000161182 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000161182 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000161182 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000161182 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000161182 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161182 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000161182 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172503 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000172503 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000172503 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000172503 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000172503 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000172503 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172503 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172503 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172503 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166002 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000166002 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000166002 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000166002 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000166002 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000166002 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166002 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000166002 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166002 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172501 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000172501 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000172501 | Commercial Paper and Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000172501 | Certificate of Deposit
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000172501 | Variable Rate Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000172501 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172501 | Variable Rate Municipal Debt Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172501 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000172501 | Medium Term Notes
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000251956 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251956 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000251956 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251956 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251956 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251959 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251959 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000251959 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251959 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251959 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251958 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251958 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000251958 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251958 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251958 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251957 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251957 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000251957 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251957 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251957 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000251955 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000251955 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	48.80%
C000251955 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000251955 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000251955 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000166884 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166884 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000166884 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166884 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000166884 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000166885 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000166885 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000166885 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000166885 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000166885 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025210 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025210 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000025210 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025210 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000025210 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025212 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025212 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000025212 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025212 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000025212 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025213 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025213 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000025213 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025213 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000025213 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025211 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025211 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	51.90%
C000025211 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000025211 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000025211 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000251961 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251961 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000251961 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251961 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251961 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251964 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251964 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000251964 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251964 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251964 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251963 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251963 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000251963 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251963 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251963 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251962 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251962 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000251962 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251962 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251962 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000251960 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000251960 | Variable Rate Demand Note
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000251960 | Other Municipal Security
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000251960 | Non-Financial Company Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000251960 | Tender Option Bond
Holdings [Line Items]
Percent of Net Asset Value	7.30%